ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2019
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]

5.           ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Prepayments for testing fee	140	246
Deposits for research and development fee	207	—
Others	841	292

	1,188	538